CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH EQUIVALENTS
Cash Equivalents	$ 2,359,633	$ 10,765,279
Money Market Accounts Interest Rate Minimum	0.01%
Money Market Accounts Interest Rate Maximum	0.85%